Expenses By Nature	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Expenses By Nature	EXPENSES BY NATURE:
We have presented our consolidated statement of operations by function.
Items included in our cost of sales and SG&A for the years indicated are set forth below:

	Year ended December 31
	2018	2019	2020
Employee-related costs	$804.7	$815.2	$810.7
SBC expense included in above employee-related costs	33.4	34.1	25.8
Freight and transportation costs	97.0	90.3	107.9
Depreciation expense (i)	73.7	105.8	99.1
Rental expense (i)	35.4	5.3	4.5
(i)    Effective January 1, 2019, we adopted IFRS 16, and recognized ROU assets and related lease obligations on our balance sheet. The amortization of the ROU assets is recorded as a depreciation expense ($30.3 for 2020; $32.5 for 2019), and the interest expense on the related lease obligations is recognized as finance costs in our consolidated statement of operations. Prior to the adoption of IFRS 16, we recognized rental expenses on a straight-line basis over the lease term generally in cost of sales or SG&A in our consolidated statement of operations. We continue to expense the costs of low-value and short-term leases in our consolidated statement of operations on a straight-line basis over the lease term as rental expense. See note 12 for disclosure of lease expenses.